19. Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment Tables
Property, Plant and Equipment

		Accumulated			Accumulated
	Cost	depreciation	12.31.2017	Cost	depreciation	12.31.2016
In service
Reservoirs, dams and aqueducts	6,638,348	(4,071,621)	2,566,727	6,595,895	(3,912,383)	2,683,512
Machinery and equipment	5,320,736	(2,654,801)	2,665,935	5,309,674	(2,645,702)	2,663,972
Buildings	1,500,144	(989,221)	510,923	1,498,841	(954,470)	544,371
Land	277,665	(15,287)	262,378	277,112	(12,351)	264,761
Vehicles and aircraft	59,101	(48,759)	10,342	60,914	(45,243)	15,671
Furniture and tools	16,990	(11,476)	5,514	16,771	(10,989)	5,782
(-) Provision for impairment (19.9)	(4,986)	-	(4,986)	(77,318)	-	(77,318)
(-) Special Obligations	(56)	18	(38)	(56)	10	(46)
	13,807,942	(7,791,147)	6,016,795	13,681,833	(7,581,128)	6,100,705

In progress
Cost	5,023,013	-	5,023,013	3,969,703	-	3,969,703
(-) Provision for impairment (19.9)	(1,210,358)	-	(1,210,358)	(1,136,105)	-	(1,136,105)
	3,812,655	-	3,812,655	2,833,598	-	2,833,598
	17,620,597	(7,791,147)	9,829,450	16,515,431	(7,581,128)	8,934,303

Changes in Property, Plant and Equipment
	Balance as of January 1, 2017	Additions / (Reversal) of impairment	Depreciation	Loss on disposal	Transfers	Balance as of December 31, 2017
In service
Reservoirs, dams and aqueducts	2,683,512	-	(144,484)	(2,160)	29,859	2,566,727
Machinery and equipment	2,663,971	-	(188,988)	(37,685)	228,637	2,665,935
Buildings	544,372	-	(36,347)	(773)	3,671	510,923
Land	264,761	-	(2,935)	(3)	555	262,378
Vehicles and aircraft	15,671	-	(5,492)	(6)	169	10,342
Furniture and tools	5,782	-	(803)	(12)	547	5,514
(-) Provision for impairment (19.9)	(77,318)	72,332	-	-	-	(4,986)
(-) Special Obligations	(46)	-	8	-	-	(38)
	6,100,705	72,332	(379,041)	(40,639)	263,438	6,016,795
In progress
Cost	3,969,703	1,318,336	-	(23,869)	(241,157)	5,023,013
(-) Provision for impairment (19.9)	(1,136,105)	(74,253)	-	-	-	(1,210,358)
	2,833,598	1,244,083	-	(23,869)	(241,157)	3,812,655
	8,934,303	1,316,415	(379,041)	(64,508)	22,281	9,829,450

	Balance as of January 1, 2016	Additions	Depreciation	Loss on disposal	Transfers	Balance as of December 31, 2016

In service
Reservoirs, dams and aqueducts	2,830,290	-	(142,986)	(555)	(3,237)	2,683,512
Machinery and equipment	2,855,110	-	(185,254)	(11,143)	5,259	2,663,972
Buildings	581,554	-	(37,246)	(1,971)	2,034	544,371
Land	267,623	-	(2,935)	(7)	80	264,761
Vehicles and aircraft	20,205	-	(4,861)	(142)	469	15,671
Furniture and tools	6,236	-	(835)	(4)	385	5,782
(-) Provision for impairment (19.9)	(15,095)	(62,223)	-	-	-	(77,318)
(-) Special Obligations	(14)	-	8	-	(40)	(46)
	6,545,909	(62,223)	(374,109)	(13,822)	4,950	6,100,705
In progress
Cost	2,851,078	1,301,856	-	(13,580)	(169,651)	3,969,703
(-) Provision for impairment (19.9)	(704,305)	(431,800)	-	-	-	(1,136,105)
	2,146,773	870,056	-	(13,580)	(169,651)	2,833,598
	8,692,682	807,833	(374,109)	(27,402)	(164,701)	8,934,303

Average Depreciation Rates

Average rate of depreciation (%)	31.12.2017	31.12.2016
Generation
General equipment	6.33	6.31
Machinery and equipment	3.59	2.29
Generators	3.21	3.04
Reservoirs, dams and ducts	2.11	2.13
Hydraulic turbines	2.61	2.57
Gas and steam turbines	2.30	2.30
Water cooling and treatment	4.00	3.99
Gas conditioner	4.00	3.66
Wind power plant unit	3.85	3.85
Central management
Buildings	3.33	3.33
Machinery and office equipment	6.25	6.25
Furniture and fixtures	6.25	6.25
Vehicles	14.29	14.29
Telecommunications
Transmission equipment	6.36	6.90
Terminal equipment	12.09	13.41
Infrastructure	7.45	7.43

Joint Operations Property, Plant and Equipment

	Share	Annual average
Joint operations	Copel GeT (%)	depreciation rate (%)	12.31.2017	12.31.2016
In service
HPP Mauá (Consórcio Energético Cruzeiro do Sul)	51.0		859,917	859,917
(-) Accumulated depreciation		3.43	(147,086)	(117,625)
			712,831	742,292
In progress
HPP Baixo Iguaçu (19.7.1)	30.0		640,178	390,420
			640,178	390,420
			1,353,009	1,132,712

Impairment balances

	Property, Plant and Equipment			Value in use
	Cost	Depreciation	Impairment
Projects
HPP Colíder (a)	2,217,391	(1,859)	(683,021)	1,532,511
Wind power complex Cutia (a)	1,083,474	-	(224,510)	858,964
Wind power complex Bento Miguel (a)	217,121	-	(98,231)	118,890
Consórcio Tapajós (b)	14,464	-	(14,464)	-
Power plants in Paraná (a)	864,761	(59,743)	(195,118)	609,900
	4,397,211	(61,602)	(1,215,344)	3,120,265
(a) Under construction
(b) Project under development

Impairment of Property, Plant and Equipment

	Balance as of	Impairment at the year	Balance as of	Impairment at the year	Balance as of
	January 1, 2016		December 31, 2016		December 31, 2017
In service
UEG Araucária (19.9.1)	-	(69,073)	(69,073)	69,073	-
Power plants in Paraná (19.9.2)	(15,095)	6,850	(8,245)	3,259	(4,986)
	(15,095)	(62,223)	(77,318)	72,332	(4,986)
In progress
HPP Colíder (19.9.3)	(642,551)	47,062	(595,489)	(87,532)	(683,021)
Wind power complex Cutia (19.9.4)	-	(232,827)	(232,827)	8,317	(224,510)
Wind power complex Bento Miguel (19.9.4)	-	(81,637)	(81,637)	(16,594)	(98,231)
Consórcio Tapajós	-	(14,464)	(14,464)	-	(14,464)
Power plants in Paraná (19.9.2)	(61,754)	(149,934)	(211,688)	21,556	(190,132)
	(704,305)	(431,800)	(1,136,105)	(74,253)	(1,210,358)
	(719,400)	(494,023)	(1,213,423)	(1,921)	(1,215,344)

Impairment risk

Cash generating unit			VR/VC-1	VR/VC-1	Impairment Risk
	Discount rate	VR/VC-1	(5% Variation)	(10% Variation)
Complexo EOL São Bento	7.11%	55.28%	50.63%	46.22%	-
Complexo EOL Brisa I	7.11%	37.47%	33.37%	29.47%	-
Complexo EOL Brisa II	7.11%	8.26%	4.32%	0.60%	-
Complexo EOL Voltalia (a)	7.11%	0.95%	-1.99%	-4.80%	10,772
Hydric Assets
Foz do Areia	8.11%	422.35%	416.91%	411.56%	-
Segredo	8.11%	229.15%	222.11%	215.32%	-
Caxias	8.11%	192.16%	185.52%	179.11%	-
Guaricana	8.11%	63.71%	61.10%	58.55%	-
Chaminé	8.11%	87.54%	84.92%	82.36%	-
Chopim I	8.11%	149.27%	142.63%	136.28%	-
São Jorge	8.11%	55.49%	53.29%	51.13%	-
Melissa	8.11%	122.19%	116.80%	111.63%	-
Desvio do Rio Jordão	8.11%	229.15%	222.11%	215.32%	-
Palmas	8.11%	72.85%	67.51%	62.44%	-
Elejor	8.11%	172.07%	165.68%	159.59%	-
(a) Impairment value of the Complex as a whole. The write-off of Copel’s impairment loss consists only of the authorization rights on acquisition of R$10,772 thousand (balance at December 31, 2017).